UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:             |_|; Amendment Number: ____

This Amendment (Check only one):     |_| is a restatement
                                     |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                Warshaw Asset Management

Address:             527 Madison Avenue, 6th Floor
                     New York, NY 10022

13F File Number:     028-14786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Phame
Title:     CCO
Phone:     646-840-5431

Signature, Place and Date of Signing:

/s/ Thomas Phame            New York, NY            November 1, 2012
-----------------------     -------------------     -----------------------
[Signature]                 [City, State]           [Date]

Report Type:  (Check only one):

[X]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[ ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            0

Form 13F Information Table Value Total:           $0
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.